Prepaid Expenses (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses
Prepaid rental charges	kr 0	kr 771
Prepaid insurance premiums	10,743
Prepaid expenses for research and development	640	2,854
Prepaid transaction costs	0	14,662
Other prepaid expenses	6,363
Total	17,746	18,287
Parent Company
Prepaid Expenses
Prepaid rental charges	792	771
Prepaid insurance premiums	10,186
Prepaid expenses for research and development	224	2,854
Prepaid transaction costs	0	14,662
Other prepaid expenses	3,288
Total	kr 14,490	kr 18,287